Note 9 - Property and equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Property, Plant and Equipment [Abstract]
Equipment	$ 119,343	$ 86,136
Accumulated depreciation	(82,805)	(64,195)
Net Fixed Assets	$ 36,538	$ 21,941